UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Jun. 30, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 8,429,000	$ 6,529,000
Current liabilities	$ 430,232,000	$ 278,103,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	221,217	218,076
Ordinary shares, shares outstanding	221,217	218,076
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	112,296
Ordinary shares, shares outstanding	112,296
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	108,921
Ordinary shares, shares outstanding	108,921
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 160,778,000	$ 137,256,000
Alibaba
Allowance for doubtful accounts	0	0
Other related parties
Allowance for doubtful accounts	1,519,000	1,483,000
Third parties
Allowance for doubtful accounts	$ 6,910,000	$ 5,046,000